Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000146953 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146953 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146953 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000146953 | NVIDIA Corp., , 03/24/2026, 23.66
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | NVIDIA Corp., , 02/13/2026, 20.54
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | NVIDIA Corp., , 03/06/2026, 19.51
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | Apple, Inc., , 03/17/2026, 12.01
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | Apple, Inc., , 03/03/2026, 15.15
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | Apple, Inc., , 02/10/2026, 13.42
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	31.10%
C000146953 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	22.30%
C000146953 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	13.80%
C000146953 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.10%
C000146953 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000146953 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146953 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.40%
C000146953 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000146953 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146953 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146953 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146951 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146951 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146951 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000146951 | NVIDIA Corp., , 03/24/2026, 23.66
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | NVIDIA Corp., , 02/13/2026, 20.54
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | NVIDIA Corp., , 03/06/2026, 19.51
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | Apple, Inc., , 03/17/2026, 12.01
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | Apple, Inc., , 03/03/2026, 15.15
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | Apple, Inc., , 02/10/2026, 13.42
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	31.10%
C000146951 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	22.30%
C000146951 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	13.80%
C000146951 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.10%
C000146951 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000146951 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146951 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.40%
C000146951 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000146951 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146951 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146951 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146952 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000146952 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146952 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000146952 | NVIDIA Corp., , 03/24/2026, 23.66
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | NVIDIA Corp., , 02/13/2026, 20.54
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | NVIDIA Corp., , 03/06/2026, 19.51
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | Apple, Inc., , 03/17/2026, 12.01
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | Apple, Inc., , 03/03/2026, 15.15
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | Apple, Inc., , 02/10/2026, 13.42
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	31.10%
C000146952 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	22.30%
C000146952 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	13.80%
C000146952 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.10%
C000146952 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000146952 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146952 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.40%
C000146952 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000146952 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000146952 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146952 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166008 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000166008 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000166008 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000166008 | NVIDIA Corp., , 03/24/2026, 23.66
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | NVIDIA Corp., , 02/13/2026, 20.54
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | NVIDIA Corp., , 03/06/2026, 19.51
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | Apple, Inc., , 03/17/2026, 12.01
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | Apple, Inc., , 03/03/2026, 15.15
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | Apple, Inc., , 02/10/2026, 13.42
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	31.10%
C000166008 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	22.30%
C000166008 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	13.80%
C000166008 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	10.10%
C000166008 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.90%
C000166008 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	5.70%
C000166008 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.40%
C000166008 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000166008 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000166008 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000166008 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000058061 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058061 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058061 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058061 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058061 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058061 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058061 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058061 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058061 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	15.40%
C000058061 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.80%
C000058061 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.70%
C000058061 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.40%
C000058061 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000058061 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.90%
C000058061 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058061 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000058061 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058061 | Other
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058062 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058062 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058062 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058062 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058062 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058062 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	15.40%
C000058062 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.80%
C000058062 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.70%
C000058062 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.40%
C000058062 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000058062 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.90%
C000058062 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058062 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000058062 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058062 | Other
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058060 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058060 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058060 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058060 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058060 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058060 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	15.40%
C000058060 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.80%
C000058060 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.70%
C000058060 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.40%
C000058060 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000058060 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.90%
C000058060 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000058060 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000058060 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058060 | Other
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | iShares Core MSCI Emerging Markets ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000182622 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | NVIDIA Corp., , 02/04/2026, 20.36
Holdings [Line Items]
Percent of Total Investments	0.20%
C000182622 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000182622 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000182622 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000182622 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000182622 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	15.40%
C000182622 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.80%
C000182622 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.70%
C000182622 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.40%
C000182622 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000182622 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	4.90%
C000182622 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.20%
C000182622 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000182622 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000182622 | Other
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.30%